Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,771,379)	$ (1,653,038)	$ (615,381)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	17,087	18,495	17,627
Stock based compensation	14,815	52,286
Interest expenses with respect to funding from related party	112,373	12,509
Change in fair value of convertible loan	504,976
Changes in fair value of derivative liabilities	277,600
Issuance expenses attributable to derivative warrant liabilities	247,129
Inventory write-down	33,360	12,387
Foreign currency exchange differences with respect to amount due to a Former Parent Company		(243,948)	(402,365)
Finance expenses	583	4,021	342
Changes in operating assets and liabilities:
Trade receivables, net	161,689	(176,863)	28,595
Other current assets	(472,020)	(96,782)	21,667
Deferred initial public offering cost		(252,041)
Inventories	6,995	34,205	6,738
Operating lease right-of-use asset	48,766	(48,633)	49,020
Trade payables	9,422	10,145	(35,764)
Operating lease liabilities	(45,911)	(48,975)	50,836
Other accounts payable	(83,785)	404,597	(107,213)
Net cash used in operating activities	(2,938,300)	(1,971,635)	(985,898)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(25,757)	(9,725)	(5,572)
Net cash used in investing activities	(25,757)	(9,725)	(5,572)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cost associated with the conversion of the Former Parent Company’s debt		(84,780)
Proceeds from issuance of convertible notes		1,514,928
Issuance of ordinary shares in initial public offering, net of issuance costs (Note 9c)	6,695,957
Issuance of ordinary shares, pre-funded warrants and warrants in private placement, net of issuance costs (Note 9b)	4,106,699
Receipt of loan from related party	245,000	500,000
Repayment of loan from related party	(745,000)
Receipt of loans from the Former Parent Company		107,994	940,624
Repayment of bank loan			(30,068)
Net cash provided by financing activities	10,302,656	2,038,142	910,556
Net (decrease) increase in cash and cash equivalents	7,338,599	56,782	(80,914)
Cash and cash equivalents at beginning of the year	89,806	33,024	113,938
Cash and cash equivalents at the end of the year	7,428,405	89,806	33,024
Supplementary disclosure on cash flows:
Cash paid for interest	40,000	4,876
Cash received from interest	53,804
Supplemental disclosure of non-cash investment and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities		97,532
Conversion of the Former Parent Company’s debt into ordinary shares		6,508,089
Benefit to the Company by an equity holder with respect to funding transactions	12,167	112,715
Conversion of convertible notes into ordinary shares	2,019,904
Stock based compensation included as issuance costs	$ 475,201	$ 39,091